Note 7 - Leases (Tables)	3 Months Ended
Mar. 31, 2022
Notes Tables
Supplemental Information of Leases [Table Text Block]
	Three months ended
	March 31, 2022	March 31, 2021
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows from operating leases as lessee	$448	$192
Weighted Average Remaining Lease Term	March 31, 2022	December 31, 2021
Operating leases as lessee (in years)	54.18	54.39

Weighted Average Discount Rate
Operating leases as lessee	4.40%	4.40%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Year Ending December 31,	Operating Leases
2022 (remainder of year)	$1,583
2023	2,390
2024	2,428
2025	2,462
2026	2,522
Thereafter	216,533
Total lease payments	227,918
Less imputed interest	(166,402)
Total	$61,516

Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity [Table Text Block]
Year Ending December 31,	Operating Leases
2022 (remainder of year)	$1,037
2023	1,391
2024	601
2025	566
2026	-
Thereafter	-
Total lease payments	$3,595
Less rent concessions to be applied at Company’s discretion	(214)
Total	$3,381